CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
CURRENT ASSETS
Cash and Cash Equivalents	$ 46,301	$ 351,058	$ 845,084
Accounts Receivable (Note 3)	265	262	440
Deposit	8,749	9,357	10,286
Prepayment	27,472	30,842	1,428
TOTAL CURRENT ASSETS	82,787	391,519	857,238
NON-CURRENT ASSETS
Property, Plant and Equipment, net (Note 4)	5,879	10,874	15,706
Loan Receivable			1,016
Deferred Charges (Note 5)	348,913	423,380	496,166
TOTAL NON-CURRENT ASSETS	354,792	434,254	512,888
TOTAL ASSETS	437,579	825,773	1,370,126
CURRENT LIABILITIES
Accounts Payable and Accrued Liabilities (Note 6)	769,405	598,229	490,433
Unearned Revenue	376,046	394,724	407,580
TOTAL CURRENT LIABILITIES	1,145,451	992,953	898,013
NON-CURRENT LIABILITIES
Notes Payable (Note 7)	2,112,101	1,556,318	1,328,516
TOTAL LIABILITIES	3,257,552	2,549,271	2,226,529
STOCKHOLDERS' DEFICIENCY
Common Stock: $ 0.0001 par value, Authorized: 250,000,000 shares; Issued and outstanding September 30, 2016: 89,336,000, 2015 and 2014: 89,036,000 (Notes 10,12,13)	8,934	8,904	8,904
Additional Paid-in Capital	25,870,095	25,213,365	24,727,453
Deficit	(28,916,005)	(27,147,910)	(25,777,160)
Accumulated Other Comprehensive Loss	(1,888)	(1,286)	(2,980)
Non-Controlling Interest (Note 7)	218,891	203,429	187,380
TOTAL STOCKHOLDERS' EQUITY / (DEFICIENCY)	(2,819,973)	(1,723,498)	(856,403)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY/DEFICIENCY	$ 437,579	$ 825,773	$ 1,370,126